Shareholders' equity	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Shareholders' equity

Note 12 – Shareholders’ equity

The authorized and issued share capital of the Company is as follows:

Authorized

As of December 31, 2021 the authorized share capital consists of an unlimited number of multiple voting shares (“MVS”) without par value and an unlimited number of SVS without par value.

Issued

As of December 31, 2021 the Company had 93,970,705 MVS issued and outstanding.

Holders of the MVS are entitled to 15 votes per share and are entitled to notice of and to attend at any meeting of the shareholders, except a meeting of which only holders of another particular class or series of shares will have the right to vote. As of December 31, 2021 and 2020, the MVS represent approximately 13.3% and 14.2%, respectively, of the total issued and outstanding shares and 69.6% and 71.2%, respectively, of the voting power attached to such outstanding shares. The MVS are convertible into SVS on a one-for-one basis at any time at the option of the holder or upon termination of the MVS structure. At the annual and special meeting of the shareholders of the Company held on September 9, 2021, the shareholders of the Company approved an amendment to the articles of the Company (the “Amendment”) in order to extend the automatic termination of the dual-class structure of the Company, which was previously set to occur on October 25, 2021, and to maintain such dual-class structure until the earlier to occur of (i) the transfer or disposition of the MVS by Mr. Boris Jordan to one or more third parties which are not permitted holders; (ii) Mr. Jordan or his permitted holders no longer beneficially owning, directly or indirectly and in the aggregate, at least 5% of the issued and outstanding SVS and MVS on a non-diluted basis; and (iii) the first business day following the first annual meeting of shareholders of the Company following the SVS being listed and posted for trading on a United States national securities exchange such as The Nasdaq Stock Market or The New York Stock Exchange. Refer to the management information circular dated July 30, 2021 and available on SEDAR under the Company’s profile at www.sedar.com for more information on the Amendment.

On July 20, 2020, in connection with the closing of the Grassroots transaction, the Company completed a private placement offering in two tranches, an initial tranche of 3,541,429 SVS and a subsequent tranche of 842,269 SVS, for a total of 4,383,698 SVS.

On January 12, 2021, the Company completed an overnight marketed offering of 18,975,000 SVS at a price of C$16.70 per share in an underwritten public offering, for total gross proceeds of C$316,883, before deducting the underwriters’ fees and estimated offering expense. The Company used the net proceeds of $240,569 from the overnight marketed offering for working capital and general corporate purposes.

As of December 31, 2021 the Company had 614,369,729 SVS issued and outstanding. Holders of the SVS are entitled to one vote per share.

The Company had reserved 70,834,043 and 66,380,185 SVS, as of December 31, 2021 and 2020, respectively, for the issuance of stock options under the Company’s 2018 Long Term Incentive Plan (“LTIP”) (see Note 13 – Share-based payment arrangements).

Treasury shares

There were no shares repurchased into treasury during the years ended December 31, 2021 and 2020.